As filed with the U.S. Securities and Exchange Commission on November 16, 2017

Registration No. 333-61366

811-10385

__________________________________________________________________________________________________________ ____________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.___________________ ☐

Post-Effective Amendment No. 140 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 144 ☒

(Check appropriate box or boxes)

Pacific Funds Series Trust

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (949) 219-3202

Audrey L. Cheng, Esq.

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, CA 92660

(Name and Address of Agent for Service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)

☒ on November 28, 2017 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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This Post-Effective Amendment (“PEA”) No. 140 to the Registration Statement for Pacific Funds Series Trust (the “Registrant”) incorporates by reference the prospectus, Statement of Additional Information and Part C that are contained in the Registrant’s PEA No. 138, which was filed with the U.S. Securities and Exchange Commission on August 15, 2017. Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this PEA No. 140 is filed solely for the purpose of designating November 28, 2017 as the new effective date of PEA No. 138.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 140 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and in the State of California on the 16th day of November, 2017.

PACIFIC FUNDS SERIES TRUST

By:	/s/ Audrey L. Cheng
Audrey L. Cheng
Assistant Vice President and Counsel Pacific Life Insurance Company

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 140 to the Registration Statement of Pacific Funds Series Trust has been signed below by the following persons in the capacities and on the dates indicated.

James T. Morris*	Chairman of the Board and Trustee	November 16, 2017

Mary Ann Brown*	Chief Executive Officer	November 16, 2017

Frederick L. Blackmon*	Trustee	November 16, 2017

Lucie H. Moore*	Trustee	November 16, 2017

Gale K. Caruso*	Trustee	November 16, 2017

Nooruddin S. Veerjee*	Trustee	November 16, 2017

Paul A. Keller*	Trustee	November 16, 2017

Brian D. Klemens*	Vice President and Treasurer (Principal Financial and Accounting Officer)	November 16, 2017

*By: /s/ Audrey L. Cheng		November 16, 2017
Audrey L. Cheng as attorney-in-fact pursuant to power of attorney filed herewith

Exhibit (*)

Pacific Funds Series Trust

Power of Attorney

The undersigned trustees and officers of Pacific Funds Series Trust (the “Trust”) hereby appoint Robin S. Yonis, Sharon A. Cheever, Jeffrey S. Puretz, Anthony Zacharski, Greg Larson, Mark Karpe, Audrey L. Cheng, Laurene E. MacElwee, Howard T. Hirakawa, and Carleton J. Muench each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Trust and each series of the Trust, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Trust to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Trust and each series of the Trust, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Trust related to the above.

The undersigned trustees and officers of Pacific Funds Series Trust hereby execute this Power of Attorney effective the 1st day of January, 2017.

NAME	TITLE

/s/ James T. Morris
James T. Morris	Chairman and Trustee

/s/ Frederick L. Blackmon
Frederick L. Blackmon	Trustee

/s/ Gale K. Caruso
Gale K. Caruso	Trustee

/s/ Paul A. Keller
Paul A. Keller	Trustee

/s/ Lucie H. Moore
Lucie H. Moore	Trustee

/s/ Nooruddin S. Veerjee
Nooruddin S. Veerjee	Trustee

NAME	TITLE

/s/ Mary Ann Brown
Mary Ann Brown	Chief Executive Officer

/s/ Brian D. Klemens
Brian D. Klemens	Vice President and Treasurer